Other Expense (Income), Net - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended											9 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended								1 Months Ended						12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Dec. 25, 2011		Sep. 25, 2011		Jun. 26, 2011		Mar. 27, 2011		Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011		Dec. 26, 2010	Jun. 04, 2010 Settled [Member] Contract Termination Derivatives [Member]	Sep. 25, 2011 Settled [Member] Contract Termination Derivatives [Member]	Dec. 25, 2011 Watsonville Ca Facility [Member]	Sep. 20, 2012 Senior Notes	Apr. 19, 2012 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] Senior Notes	Dec. 30, 2012 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] Senior Notes	May 19, 2013 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] Senior Notes	Dec. 25, 2011 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] Senior Notes	Apr. 02, 2007 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] Senior Notes	May 10, 2013 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] Senior Notes 2012 [Member]	Apr. 03, 2013 9.25% Senior Notes due 2015 Senior Notes	Sep. 20, 2012 9.25% Senior Notes due 2015 Senior Notes	Jun. 04, 2012 9.25% Senior Notes due 2015 Senior Notes	Sep. 29, 2013 9.25% Senior Notes due 2015 Senior Notes	Dec. 30, 2012 9.25% Senior Notes due 2015 Senior Notes	Apr. 02, 2007 9.25% Senior Notes due 2015 Senior Notes	Dec. 30, 2012 9.25% Senior Notes due 2015 Senior Notes 2012 [Member]	Sep. 20, 2012 9.25% Senior Notes due 2015 Senior Notes 2012 [Member]	Jun. 05, 2012 9.25% Senior Notes due 2015 Senior Notes 2012 [Member]	May 10, 2013 8.25% Senior Notes due 2017 Senior Notes	Sep. 29, 2013 8.25% Senior Notes due 2017 Senior Notes	May 19, 2013 8.25% Senior Notes due 2017 Senior Notes	Apr. 29, 2013 8.25% Senior Notes due 2017 Senior Notes	Dec. 30, 2012 8.25% Senior Notes due 2017 Senior Notes	Aug. 17, 2010 8.25% Senior Notes due 2017 Senior Notes	Dec. 30, 2012 Bernsteins [Member]	Dec. 25, 2011 Bernsteins [Member]	Dec. 25, 2011 Aunt Jemima Frozen Pancakes [Member]	Dec. 25, 2011 Lenders [Member]	Dec. 26, 2010 Hungry Man [Member]
Component Of Other Operating Income And Expense [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			$ 520,000			$ 25,300,000	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]			$ 520,000	$ 25,300,000	[1]																											$ 500,000	$ 400,000	$ 23,700,000	$ 1,200,000	$ 29,000,000
Amount of debt redeemed																								199,000,000	199,000,000					465,000,000	150,000,000	10,000,000							400,000,000
Fixed interest rate																							9.25%	10.625%	10.625%	8.25%	10.625%	10.625%		9.25%	9.25%		9.25%	9.25%	9.25%					8.25%			8.25%	8.25%
Redemption prices, percent of outstanding principal																								105.313%						100.00%	102.313%					102.313%	102.313%				108.50%	108.50%
Debt Instrument, Repurchase Price, Percent of Outstanding Pincipal																								105.313%							102.125%							102.125%
Damages Sought, Value																				19,700,000
Payments for Legal Settlements						0		0		(8,500,000)		0				0	(8,500,000)		0		8,500,000
Proceeds from Sale of Property, Plant, and Equipment	5,077,000	874,000																				7,900,000
Gain (Loss) on Sale of Property Plant Equipment																0	391,000		0			400,000
Call premium on note redemptions				$ 3,470,000	$ 10,785,000									$ 34,180,000	$ 14,255,000	$ 14,255,000	$ 0		$ 0					$ 10,600,000					$ 34,200,000		$ 3,500,000	$ 200,000

[1]	Tradename impairment charges consist of the following: • Fourth quarter 2012-$520 on Bernstein's. • Fourth quarter 2011-$23,700, $1,200 and $400 on the Aunt Jemima breakfast, Lender's and Bernstein's tradenames, respectively.